COMMON SHARES - Options (Details)	12 Months Ended
Dec. 31, 2016
Vesting in the first year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.33%
Vesting in two years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.33%
Vesting in three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	33.33%
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Expiration period	7 years